Share-based Payment Arrangements - Summary of Information About ASE Inc. Option Plans (Detail)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 29, 2018 TWD ($) shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2016 TWD ($) shares
ASE Inc. option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares	135,961,000		135,961,000	210,795,000	252,607,000
Number of options, transferred to the Company in accordance with the joint share exchange agreement | shares	113,712,000
Number of options, forfeited | shares	(1,692,000)			(5,407,000)	(6,056,000)
Number of options, expired | shares				(1,790,000)
Number of options, exercised | shares	(20,557,000)			(67,637,000)	(35,756,000)
Number of options, Ending balance | shares				135,961,000	210,795,000
Number of options, exercisable, end of period | shares				85,642,000	123,007,000
Weighted average exercise price, Beginning balance	$ 30.2		$ 30.2	$ 27.3	$ 26.6
Transferred from ASE	30.9
Weighted average exercise price, Options forfeited	36.3			36.3	34.6
Weighted average exercise price, Options expired				21.1
Weighted average exercise price, Options exercised	$ 26.0			21.0	20.9
Weighted average exercise price, Ending balance				30.2	27.3
Weighted average exercise price, Options exercisable, end of period				$ 26.5	$ 20.8
The Company Option Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, transferred to the Company in accordance with the joint share exchange agreement		56,856
Options granted		131,863
Number of options, forfeited		(1,582)
Number of options, exercised		(3,323)
Number of options, Ending balance		183,814	183,814
Number of options, exercisable, end of period		36,354	36,354
Transferred from ASE		$ 61.7
Options granted		56.4
Weighted average exercise price, Options forfeited		71.5
Weighted average exercise price, Options exercised		43.6
Weighted average exercise price, Ending balance		58.1	$ 58.1
Weighted average exercise price, Options exercisable, end of period		58.1	58.1
Fair value of options granted (NT$)		$ 0	$ 0
The Company Option Plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$) | shares		16.28	16.28
The Company Option Plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$) | shares		19.12	19.12